Condensed Consolidated and Combined Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current Assets:
Cash	$ 160,506	$ 3,353,732	$ 780
Accounts receivable	5,560	999	2,164
Other receivable	302,500	302,500	187,500
Inventory	24,430	24,430	22,730
Prepaid expenses	263,899	206,784	44,892
Other current assets	253,887
Total Current Assets	1,010,782	3,888,445	258,066
Property and Equipment, net of depreciation	2,069,620	2,094,536	2,319,152
Patents, net of amortization	2,004,770	1,972,830	1,852,649
Total Assets	5,085,172	7,955,811	4,429,867
Current Liabilities:
Accounts payable and accrued expenses	4,240,017	2,135,586	144,923
Income taxes payable		6,369
Excise tax payable	950,815	909,871
Derivative liabilities	15,308,400	25,272,650
Convertible notes		527,500
Short-term notes payable	1,905,067	1,917,962
Total Liabilities	22,492,172	30,857,811	1,017,408
Commitments and contingencies (Note 5)
Stockholders’ Equity (Deficit):
Preferred stock, value
Common stock, value	288	13,169	6,980
Additional paid-in capital	95,564,836	93,045,581	28,850,985
Stock subscription receivable	(80,241)	(80,241)
Accumulated deficit	(112,891,883)	(115,880,509)	(25,445,506)
Total Stockholders’ Equity (Deficit)	(17,407,000)	(22,902,000)	3,412,459
Total Liabilities and Stockholders’ Equity (Deficit)	5,085,172	7,955,811	4,429,867
Related Party
Current Liabilities:
Due to related party	$ 87,873	$ 87,873	$ 872,485